Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Revenue by Product Category
The Company groups its products into three categories, based on the markets in which they may be used. The following summarizes the Company’s revenue by product category:

	Year Ended December 31
	2018	2019	2020
	US$	US$	US$
Mobile Storage	494,012	441,700	532,682
Mobile Communications	30,163	10,356	—
Others	6,173	5,197	6,839

	530,348	457,253	539,521

Revenue by Geographic Area
Revenue is attributed to a geographic area based on the
bill-to
location. The following summarizes the Company’s revenue by geographic area:

	Year Ended December 31
	2018 (1)	2019	2020
	US$	US$	US$
Taiwan	70,984	77,117	95,023
United States	53,476	63,432	42,099
Korea	135,845	52,885	24,261
China	142,948	123,261	154,789
Malaysia	49,444	50,663	46,319
Singapore	35,387	45,032	97,813
Others	42,264	44,863	79,217

	530,348	457,253	539,521

Major customers representing at least 10% of net sales
Major customers representing at least 10% of net sales

	Year Ended December 31
	2018		2019		2020
	US$	%	US$	%	US$	%
Intel	67,791	13	75,608	16	*	*
Micron	*	*	67,682	15	127,708	24
SK Hynix	111,265	21	*	*	*	*

*	Less than 10%

Long-Lived Assets (Property and Equipment, Net) by Geographic Area
Long-lived assets (property and equipment, net) by geographic area were as follows:

	Year Ended December 31
	2018	2019	2020
	US$	US$	US$
Taiwan	96,920	94,996	102,420
United States	348	315	254
Korea	1,645	23	11
China	2,447	3,117	2,770
Japan	50	37	41

	101,410	98,488	105,496